SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Schedule of Statements of Income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating expenses(income):
Sales and marketing	$ 47,463,930	$ 72,294,911	$ 93,067,159
General and administrative	51,458,708	59,290,266	67,293,891
Research and development	27,286,652	43,905,312	52,575,143
Other operating income	(6,265,543)	(16,919,975)	(11,870,403)
Total operating expenses	124,568,726	158,570,514	201,065,790
Loss from operations	(15,072,644)	29,303,330	8,217,495
Non-operating income(expense):
Interest income	2,353,343	2,875,075	5,009,687
Interest expense	(33,939,704)	(43,417,785)	(49,015,802)
Foreign exchange gains (losses)	8,872,806	(2,136,980)	(27,009,411)
Gains on derivative, net	4,591,991	(6,030,915)	6,057,941
Gains on repurchase of convertible notes	212,056	13,693,269	7,048,188
Fair value change of warrant liability	577,500	1,312,500	7,455,000
Loss before income tax, non-controlling interests	(32,404,652)	(4,401,506)	(33,983,673)
Income tax benefit	(2,293,599)	(673,616)	349,880
Net loss attributed to ReneSola Ltd	(34,698,251)	(5,075,122)	(33,630,021)
RENESOLA LTD [Member]
Operating expenses(income):
Sales and marketing	11,005	40,469	71,669
General and administrative	2,063,865	2,745,035	4,180,518
Research and development			9,189
Other operating income			(2,582,694)
Total operating expenses	2,074,870	2,785,504	1,678,682
Loss from operations	(2,074,870)	(2,785,504)	(1,678,682)
Non-operating income(expense):
Interest income	140	194	228
Interest expense	(1,285,370)	(3,361,077)	(5,631,282)
Foreign exchange gains (losses)	14,437	(76,586)	(26,628)
Gains on derivative, net		7,784,352	7,202,205
Gains on repurchase of convertible notes	212,056	13,693,269	7,048,188
Fair value change of warrant liability	577,500	1,312,500	7,455,000
Loss before income tax, non-controlling interests	(2,556,107)	16,505,835	14,295,000
Income tax benefit
Equity in losses of subsidiaries	(32,142,144)	(21,642,270)	(47,999,050)
Net loss attributed to ReneSola Ltd	$ (34,698,251)	$ (5,075,122)	$ (33,630,021)